Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 346,365	$ 785,363	$ 68,943
Accounts receivable	20,079	16,922
Inventory	155,852	146,090	44,904
Advances to officers		16,941	7,542
Prepaid expenses and other current assets	120,511	166,458	12,000
TOTAL CURRENT ASSETS	642,807	1,131,774	133,389
Property and equipment, net	121,112	122,979	91,742
Intangible assets, net	10,728,269	10,920,577
Goodwill	913,184	913,184
Operating lease right-of-use asset - LT	144,380	191,702
Other long-term assets	90,000	95,000
TOTAL ASSETS	12,639,752	13,375,216	225,131
CURRENT LIABILITIES:
Accounts payable and accrued expenses	2,761,878	2,987,264	1,444,476
Accounts payable and accrued expenses - related party	75,000	75,000
Accrued Interest	543,222	356,998	26,766
Convertible notes payable - short term	337,000	337,000
Notes payable	300,000	320,000	650,000
Loans payable	6,667	6,667
Notes payable - related party	155,947	155,989
Operating lease liability, current portion	75,814	104,591
TOTAL CURRENT LIABILITIES:	4,255,528	4,343,509	2,121,242
Convertible notes payable, net	10,802,005	9,635,551
Operating lease liability, net of current portion	71,099	91,089
Paycheck protection program (PPP) loan			111,477
TOTAL LIABILITIES	15,128,632	14,070,149	2,232,719
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.001 par value; 10,000,000 shares authorized, 0 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively
Common stock, $0.001 par value; 200,000,000 shares authorized, 50,578,003 and 50,217,308 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	50,578	50,217	29,520
Additional paid in capital	21,902,942	21,537,763	11,141,129
Accumulated deficit	(24,438,861)	(22,278,923)	(13,178,237)
Accumulated other comprehensive loss	(3,539)	(3,990)
TOTAL STOCKHOLDERS’ DEFICIT	(2,488,880)	(694,933)	(2,007,588)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 12,639,752	13,375,216	$ 225,131
Previously Reported
CURRENT ASSETS:
Cash		785,363
Accounts receivable		16,922
Inventory		146,090
Advances to officers		16,941
Prepaid expenses and other current assets		166,458
TOTAL CURRENT ASSETS		1,131,774
Property and equipment, net		122,979
Intangible assets, net		10,920,577
Goodwill		913,184
Operating lease right-of-use asset - LT		191,702
Other long-term assets		95,000
TOTAL ASSETS		13,375,216
CURRENT LIABILITIES:
Accounts payable and accrued expenses		2,987,264
Accounts payable and accrued expenses - related party		75,000
Accrued Interest		356,998
Notes payable		320,000
Loans payable		6,667
Notes payable - related party		155,989
Operating lease liability, current portion		104,591
TOTAL CURRENT LIABILITIES:		4,006,509
Convertible notes payable, net		9,972,551
Operating lease liability, net of current portion		91,089
TOTAL LIABILITIES		14,070,149
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.001 par value; 10,000,000 shares authorized, 0 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively
Common stock, $0.001 par value; 200,000,000 shares authorized, 50,578,003 and 50,217,308 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively		50,217
Additional paid in capital		21,537,763
Accumulated deficit		(22,278,923)
Accumulated other comprehensive loss		(3,990)
TOTAL STOCKHOLDERS’ DEFICIT		(694,933)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT		$ 13,375,216